Destra Multi-Alternative Fund
Schedule of Investments
As of May 31, 2020 (unaudited)
Shares/ Contracts	Security	Value
	COMMON STOCKS – 7.6%
	INTERNET – 0.8%
225	Alphabet, Inc., Class C(1)	$321,507
2,500	Facebook, Inc., Class A(1)	562,725
		884,232

	LISTED BUSINESS DEVELOPMENT COMPANIES – 5.7%
522,155	Owl Rock Capital Corp.(2)	6,443,393

	RETAIL – 1.1%
9,050	Lowe’s Companies, Inc.	1,179,667
	TOTAL COMMON STOCKS (Cost $9,728,504)	8,507,292

	PURCHASED OPTIONS CONTRACTS – 0.7%
	PUT OPTIONS – 0.2%
350	Gilead Sciences, Inc. Exercise Price: $80, Notional Amount: $2,800,000, Expiration Date: 08/21/2020(1)	273,000

	CALL OPTIONS – 0.5%
300	DraftKings, Inc. Exercise Price: $35, Notional Amount: $1,050,000, Expiration Date: 08/21/2020(1)	279,000
225	DraftKings, Inc. Exercise Price: $35, Notional Amount: $787,500, Expiration Date: 01/15/2021(1)	265,500
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $850,925)	817,500

	RIGHTS – 0.9%
	PHARMACEUTICALS – 0.9%
305,000	Bristol-Myers Squibb Co. CVR(1)	1,003,450
	TOTAL RIGHTS (Cost $773,752)	1,003,450

	REAL ESTATE INVESTMENT TRUSTS – 54.2%
	LISTED REAL ESTATE INVESTMENT TRUSTS – 2.6%
40,000	American Campus Communities, Inc.(3)	1,292,000
25,000	QTS Realty Trust, Inc.(3)	1,715,000
	TOTAL LISTED REAL ESTATE INVESTMENT TRUSTS	3,007,000

	NON-LISTED REAL ESTATE INVESTMENT TRUSTS – 14.0%
281,878	Healthcare Trust, Inc.(2)	4,017,273
456,540	Hospitality Investor Trust, Inc.(1)(2)	3,127,513
764,346	N1 Liquidating Trust(1)(2)	183,443
Shares/ Contracts	Security	Value
	REAL ESTATE INVESTMENT TRUSTS (continued)
	NON-LISTED REAL ESTATE INVESTMENT TRUSTS (continued)
1,061,081	NorthStar Healthcare Income, Inc.(1)(2)	$6,052,038
167,951	Steadfast Apartment REIT, Inc.(2)	2,365,773
	TOTAL NON-LISTED REAL ESTATE INVESTMENT TRUSTS	15,746,040

	PRIVATE REAL ESTATE INVESTMENT TRUSTS – 37.6%
5,924	Clarion Lion Industrial Trust(2)	12,954,502
275,000	GreenAcreage Real Estate Corp.(2)	5,500,000
159	Preservation REIT 1, Inc.(2)	6,742,531
715,000	Treehouse Real Estate Investment Trust, Inc.(2)	17,160,000
	TOTAL PRIVATE REAL ESTATE INVESTMENT TRUSTS	42,357,033

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $58,485,381)	61,110,073

	NON-LISTED BUSINESS DEVELOPMENT COMPANIES – 0.7%
101,405	Cion Investment Corp.(2)	739,245
	TOTAL NON-LISTED BUSINESS DEVELOPMENT COMPANIES (Cost $978,155)	739,245

	PRIVATE INVESTMENT FUNDS – 45.4%
	AIM Infrastructure MLP Fund II, LP.(2)	4,766,561
	Arboretum Core Asset Fund, L.P.(2)	2,508,900
	Canyon CLO Fund II L.P.(2)	5,588,064
	Clarion Lion Properties Fund(2)	6,968,385
	Levine Leichtman Capital Partners VI, LP(2)	3,493,152
	Longley Partners Ventures, L.P.(1)(2)	4,692,178
	Mosaic Real Estate Credit, LLC(2)	10,270,167
	Ovation Alternative Income Fund(2)	6,362,874
	Stepstone Capital Partners IV, L.P.(1)(2)	6,568,344
	TOTAL PRIVATE INVESTMENT FUNDS (Cost $51,096,401)	51,218,625

	HEDGE FUND – 9.8%
	Collins Master Access Fund, LLC(1)(2)	11,098,451
	TOTAL HEDGE FUND (Cost $8,143,900)	11,098,451

See accompanying Notes to the Schedule of Investments.

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of May 31, 2020 (unaudited)
Shares/ Contracts	Security	Value
	SHORT-TERM INVESTMENTS – 3.1%
	MONEY MARKET FUND – 3.1%
3,541,670	Fidelity Investments Money Market Funds – Government Portfolio, Class I, 0.08%(3)(4)	$3,541,670
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,541,670)	3,541,670
	TOTAL INVESTMENTS – 122.4% (Cost $133,598,688)	138,036,306
	Liabilities in Excess of Other Assets – (22.4)%	(25,302,136)
	TOTAL NET ASSETS – 100.0%	$112,734,170

	COMMON STOCKS SOLD SHORT – (1.9)%
	CHEMICALS – (0.5)%
(3,800)	International Flavors & Fragrances Inc.	(506,122)

	INTERNET – (0.5)%
(30,000)	Snap, Inc. – Class A	(568,200)

	MEDIA – (0.0)%
(541)	Madison Square Garden Entertainment Corp.	(42,863)

	REITS – (0.4)%
(36,000)	Outfront Media, Inc., REIT	(505,440)
Shares/ Contracts	Security	Value
	COMMON STOCKS SOLD SHORT (continued)
	RETAIL – (0.5)%
(15,000)	Dick’s Sporting Goods, Inc.	$(540,900)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(1,960,913))	(2,163,525)

	EXCHANGE-TRADED FUNDS SOLD SHORT – (2.7)%
(10,000)	ProShares UltraPro QQQ	(827,700)
(6,500)	Direxion Daily S&P 500 Bull 3X	(263,445)
(36,000)	KraneShares CSI China Internet ETF	(1,893,960)
	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $(2,684,161))	(2,985,105)
	TOTAL SECURITIES SOLD SHORT (Proceeds $(4,645,074))	$(5,148,630)

1      Non-income producing security.

2      Restricted investments as to resale.

3      All or a portion of this security is segregated as collateral for securities sold short.

4      The rate is the annualized seven-day yield as of May 31, 2020.

CVR — Contingent Value Right

REIT — Real Estate Investment Trusts

LP — Limited Partnership

LLC — Limited Liability Company

ETF — Exchange-Traded Fund

See accompanying Notes to the Schedule of Investments.

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of May 31, 2020 (unaudited)

Restricted securities — Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board.

Additional information on each restricted investment held by the Fund at May 31, 2020 is as follows:

Security Description	Acquisition Date	Cost	Value	% of Net Assets
AIM Infrastructure MLP Fund II, LP.	3/12/2014	$6,333,750	$4,766,561	4.2%
Arboretum Core Asset Fund, L.P.	8/2/2018	2,500,000	2,508,900	2.2%
Canyon CLO Fund II L.P.	2/25/2019	7,000,000	5,588,064	5.0%
Cion Investment Corp.	4/21/2014	978,155	739,245	0.7%
Clarion Lion Industrial Trust	6/29/2015	7,824,590	12,954,502	11.5%
Clarion Lion Properties Fund	4/1/2014	4,836,089	6,968,385	6.2%
Collins Master Access Fund Ltd.	6/2/2015	8,143,900	11,098,451	9.8%
GreenAcreage Real Estate Corp.	8/7/2019	5,500,000	5,500,000	4.9%
Healthcare Trust, Inc.	3/30/2012	4,440,958	4,017,273	3.6%
Hospitality Investor Trust, Inc.	2/17/2015	9,236,371	3,127,513	2.8%
Levine Leichtman Capital Partners VI, LP	11/22/2017	3,324,685	3,493,152	3.1%
Longley Partners Ventures, L.P.	2/28/2020	4,692,178	4,692,178	4.2%
Mosaic Real Estate Credit, LLC	7/6/2017	9,999,997	10,270,167	9.1%
N1 Liquidating Trust	1/31/2018	650,416	183,443	0.2%
NorthStar Healthcare Income, Inc.	3/29/2012	7,188,480	6,052,038	5.4%
Ovation Alternative Income Fund	7/25/2014	6,474,306	6,362,874	5.6%
Owl Rock Capital Corp.	9/1/2017	7,931,143	6,443,393	5.7%
Preservation REIT 1, Inc.	10/22/2019	5,079,538	6,742,531	6.0%
Steadfast Apartment REIT, Inc.	4/12/2012	1,120,397	2,365,773	2.1%
Stepstone Capital Partners IV, L.P.	7/30/2018	5,935,396	6,568,344	5.8%
Treehouse Real Estate Investment Trust, Inc.	12/31/2018	14,893,670	17,160,000	15.2%
Total		$124,084,019	$127,602,787

See accompanying Notes to the Schedule of Investments.